Operating costs and non-underlying items - Disclosure of Summary of Non-Underlying Items (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Non-underlying items within operating profit before tax		€ (1,072)	€ 934	€ 1,064
Acquisition and disposal-related costs		(50)	(332)	(69)
Profit/(loss) on sale attributable to Unilever		2,335	36	8
Restructuring costs		(777)	(632)	(916)
Impairments		(221)	(17)	0
Other		(215)	11	(87)
Tax on non-underlying items within operating profit		273	219	272
Non-underlying items within operating profit after tax		1,345	(715)	(792)
Non-underlying items not in operating profit but within net profit before tax		(164)	(64)	(36)
Interest related to the UK tax audit of intangible income and centralised services		(7)	10	(56)
Net monetary gain/(loss) arising from hyperinflationary economies		(157)	(74)	20
Tax impact of non-underlying items not in operating profit but within net profit		(121)	(41)	(146)
Tax related to the separation of the Tea business		(35)	0	0
Taxes related to the reorganisation of our European business		0	31	(58)
Taxes related to share buyback as part of Unification		0	0	(30)
Taxes related to the UK tax audit of intangible income and centralised services		(5)	(29)	(53)
Hyperinflation adjustment for Argentina and Turkey deferred tax		(81)	(43)	(5)
Non-underlying items not in operating profit but within net profit after tax		(285)	(105)	(182)
Non-underlying items after tax		1,060	(820)	(974)
Attributable to:
Non-controlling interest		(14)	(30)	(23)
Shareholders' equity		1,074	(790)	(951)
Gain on disposal of ekaterra		2,334	35
Assets write-downs		42
Litigation charges				87
Legal
Attributable to:
Legal provision		82
Ekaterra
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition and disposal-related costs		(42)	(196)
Attributable to:
Gain on disposal of ekaterra	€ 2,303	2,303	0	€ 0
Dollar Shave Club
Attributable to:
Impairment of goodwill		192	€ 0
The Laundress [member]
Attributable to:
Product recall and market withdrawal		€ 89